Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table and related disclosure set forth compensation information for our principal executive officer (PEO), the average of the compensation information for our other NEOs, our cumulative total shareholder return (TSR), our peer group TSR, and our consolidated net loss for each of the years presented. Our NEOs’ compensation is shown using the total compensation from the Summary Compensation Table and compensation actually paid (CAP), calculated in accordance with Item 402(v) of Regulation S-K promulgated under the Exchange Act. The compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years presented.

Pay Versus Performance Table

					Value of Initial Fixed $100 Investment
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Net Loss ($ in Thousands)(5)	Company Selected Measure(6)
2025	11,393,602	18,252,296	4,181,394	6,466,819	528.31	124.72	(425,377)	N/A
2024	17,279,869	21,116,153	5,487,228	6,755,841	411.13	93.47	(260,756)	N/A
2023	9,376,872	50,502,077	3,572,427	16,722,520	386.50	94.01	(126,219)	N/A
2022	5,214,596	13,949,769	2,049,783	4,398,150	156.41	89.88	(81,854)	N/A

(1)
Dr. Porter was our PEO for each year presented in this table. The individuals comprising the non-PEO NEOs for 2022 and 2023 were Dr. Turner and Ms. Balcom. For 2024 and 2025, the individuals comprising the non-PEO NEOs were Dr. Turner, Ms. Balcom, Ms. Noci, and Dr. Miller.
(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the total compensation from the Summary Compensation Table with certain adjustments. A reconciliation of the adjustments for Dr. Porter and for the average of the non-PEO NEOs is set forth below. Equity values are calculated in accordance with ASC Topic 718 and are generally consistent with the methodologies used to determine the grant-date fair value for accounting purposes. For more information, please see the notes to our audited consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)	Plus: Year-End Fair Value of Awards Granted During Applicable Year That Remain Outstanding and Unvested as of Year-End ($)	Plus (Minus): Change in Fair Value as of Year-End of any Prior Year Awards that Remain Outstanding and Unvested as of Year-End ($)	Plus: Fair Value as of the Vesting Date of Awards Granted and Vested During the Applicable Year ($)	Plus (Minus): Change in Fair Value as of the Vesting Date of any Prior Year Awards that Vested During Applicable Year ($)	Minus: Fair Value at Prior Year-End of any Prior Year Awards that Failed to Meet Applicable Vesting Conditions During the Applicable Year ($)	Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Compensation Actually Paid ($)
PEO
2025	11,393,602	10,250,469	10,706,968	4,563,091	1,325,443	513,661	—	—	18,252,296
2024	17,279,869	16,200,752	14,744,566	701,247	1,934,618	2,656,605	—	—	21,116,153
2023	9,376,872	8,322,916	19,575,473	20,937,146	3,092,305	5,843,197	—	—	50,502,077
2022	5,214,596	4,216,576	7,191,272	7,488,708	—	(1,728,231)	—	—	13,949,769
Non-PEO NEOs (Average)
2025	4,181,394	3,416,823	3,568,970	1,504,273	441,833	187,172	—	—	6,466,819
2024	5,487,228	4,779,736	4,350,650	202,985	570,384	924,330	—	—	6,755,841
2023	3,572,427	2,852,237	6,708,454	6,780,415	1,059,723	1,453,738	—	—	16,722,520
2022	2,049,783	1,365,547	2,328,893	2,028,219	—	(643,198)	—	—	4,398,150

(3)
The TSR set forth in this table assumes $100 was invested for the period starting December 31, 2021, through the end of the applicable year in our Class A common stock. Historical stock performance is not necessarily indicative of future stock performance.
(4)
The peer group TSR set forth in this table assumes $100 was invested for the period starting December 31, 2021, through the end of the applicable year in the Nasdaq Biotechnology Index.
(5)
The dollar amounts reported represent our consolidated net loss reflected in our audited consolidated financial statements for the applicable year.
(6)
As discussed under “Compensation Discussion and Analysis” above, the incentive elements in the executive compensation program were delivered in the form of annual cash incentives and equity incentive awards in the form of time-based stock options, time-vested RSUs, and PSUs. Executives’ annual incentive objectives were tied to strategic and operational corporate goals rather than financial goals. Accordingly, we determined that we did not have any financial performance measure which would constitute a “Company-Selected Measure” for purposes of this disclosure.

Relationship Between Pay and Performance

In accordance with Item 402(v) of Regulation S-K, we are providing the following description of the relationships between the information presented in the Pay versus Performance table.

Total Shareholder Return

The following graph sets forth the relationship of CAP to our TSR and peer group TSR over the four most recently completed fiscal years.

Net Income (Loss)

As a clinical-stage company, we incurred net losses during the periods presented and we have not considered net income (loss) in evaluating or determining executive compensation. From 2022 to 2025, our consolidated net loss increased year-over-year. For our PEO and non-PEO NEOs, CAP increased from 2022 to 2023 then decreased year-over-year from 2023 to 2025.

Named Executive Officers, Footnote
(1)
Dr. Porter was our PEO for each year presented in this table. The individuals comprising the non-PEO NEOs for 2022 and 2023 were Dr. Turner and Ms. Balcom. For 2024 and 2025, the individuals comprising the non-PEO NEOs were Dr. Turner, Ms. Balcom, Ms. Noci, and Dr. Miller.

PEO Total Compensation Amount	$ 11,393,602	$ 17,279,869	$ 9,376,872	$ 5,214,596
PEO Actually Paid Compensation Amount	18,252,296	21,116,153	50,502,077	13,949,769
Non-PEO NEO Average Total Compensation Amount	4,181,394	5,487,228	3,572,427	2,049,783
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,466,819	6,755,841	16,722,520	4,398,150
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)	Plus: Year-End Fair Value of Awards Granted During Applicable Year That Remain Outstanding and Unvested as of Year-End ($)	Plus (Minus): Change in Fair Value as of Year-End of any Prior Year Awards that Remain Outstanding and Unvested as of Year-End ($)	Plus: Fair Value as of the Vesting Date of Awards Granted and Vested During the Applicable Year ($)	Plus (Minus): Change in Fair Value as of the Vesting Date of any Prior Year Awards that Vested During Applicable Year ($)	Minus: Fair Value at Prior Year-End of any Prior Year Awards that Failed to Meet Applicable Vesting Conditions During the Applicable Year ($)	Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Compensation Actually Paid ($)
PEO
2025	11,393,602	10,250,469	10,706,968	4,563,091	1,325,443	513,661	—	—	18,252,296
2024	17,279,869	16,200,752	14,744,566	701,247	1,934,618	2,656,605	—	—	21,116,153
2023	9,376,872	8,322,916	19,575,473	20,937,146	3,092,305	5,843,197	—	—	50,502,077
2022	5,214,596	4,216,576	7,191,272	7,488,708	—	(1,728,231)	—	—	13,949,769
Non-PEO NEOs (Average)
2025	4,181,394	3,416,823	3,568,970	1,504,273	441,833	187,172	—	—	6,466,819
2024	5,487,228	4,779,736	4,350,650	202,985	570,384	924,330	—	—	6,755,841
2023	3,572,427	2,852,237	6,708,454	6,780,415	1,059,723	1,453,738	—	—	16,722,520
2022	2,049,783	1,365,547	2,328,893	2,028,219	—	(643,198)	—	—	4,398,150

Compensation Actually Paid vs. Total Shareholder Return	The following graph sets forth the relationship of CAP to our TSR and peer group TSR over the four most recently completed fiscal years.
Total Shareholder Return Vs Peer Group	The following graph sets forth the relationship of CAP to our TSR and peer group TSR over the four most recently completed fiscal years.
Total Shareholder Return Amount	$ 528.31	411.13	386.5	156.41
Peer Group Total Shareholder Return Amount	124.72	93.47	94.01	89.88
Net Income (Loss)	$ (425,377,000)	$ (260,756,000)	$ (126,219,000)	$ (81,854,000)
Dr. Porter [Member]
Pay vs Performance Disclosure
PEO Name	Dr. Porter	Dr. Porter	Dr. Porter	Dr. Porter
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,250,469)	$ (16,200,752)	$ (8,322,916)	$ (4,216,576)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,706,968	14,744,566	19,575,473	7,191,272
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,563,091	701,247	20,937,146	7,488,708
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,325,443	1,934,618	3,092,305
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	513,661	2,656,605	5,843,197	(1,728,231)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,416,823)	(4,779,736)	(2,852,237)	(1,365,547)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,568,970	4,350,650	6,708,454	2,328,893
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,504,273	202,985	6,780,415	2,028,219
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	441,833	570,384	1,059,723
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 187,172	$ 924,330	$ 1,453,738	$ (643,198)